Business Combination Disclosure (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jan. 27, 2023	Jan. 18, 2023
Business Combination Disclosure (Details) [Line Items]
Acquired business contributed revenues			$ 82,487,424
Earnings amount			8,297,644
Incurred amount			13,000
Contingent consideration amount		$ 55,000,000
Payable amount			80,500,000
Minimum [Member]
Business Combination Disclosure (Details) [Line Items]
Total consisting amount			3,982,868
Maximum [Member]
Business Combination Disclosure (Details) [Line Items]
Total consisting amount			$ 5,606,290
Share-Based Payment Arrangement, Tranche One [Member]
Business Combination Disclosure (Details) [Line Items]
Tranche payment		$ 1,000,000
Tranche 2 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	$ 15,000,000
Tranche 2.1 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	500,000
Break fee amount	1,000,000
Tranche 2.2 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	2,000,000
Break fee amount	1,250,000
Tranche 2.3 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	5,000,000
Break fee amount	2,250,000
Tranche 3 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	66,000,000
Break fee amount	3,500,000
Contingent consideration revised amount	73,500,000
Tranche 4 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	14,000,000
Tranche 5 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	20,000,000
Tranche 6 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	21,000,000
Quality International Co Ltd FZC [Member] | Tranche 3 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(28,500,000)
Quality International Co Ltd FZC [Member] | Tranche 4 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(3,000,000)
Quality International Co Ltd FZC [Member] | Tranche 5 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(3,000,000)
Quality International Co Ltd FZC [Member] | Tranche 6 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(3,000,000)
Gerab National Enterprise LLC [Member] | Tranche 3 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(39,000,000)
Gerab National Enterprise LLC [Member] | Tranche 4 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(6,000,000)
Gerab National Enterprise LLC [Member] | Tranche 5 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(15,000,000)
Gerab National Enterprise LLC [Member] | Tranche 6 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(15,000,000)
Saseendran Kodapully Ramakrishnan [Member] | Tranche 3 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(6,000,000)
Saseendran Kodapully Ramakrishnan [Member] | Tranche 4 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(5,000,000)
Saseendran Kodapully Ramakrishnan [Member] | Tranche 5 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	(2,000,000)
Saseendran Kodapully Ramakrishnan [Member] | Tranche 6 [Member]
Business Combination Disclosure (Details) [Line Items]
Contingent consideration amount	$ (3,000,000)
Quality International Co Ltd FZC [Member]
Business Combination Disclosure (Details) [Line Items]
Percentage of acquired shares		51.00%
Quality International Co Ltd FZC [Member] | Minimum [Member]
Business Combination Disclosure (Details) [Line Items]
Acquisition increased percentage					1.00%
Quality International Co Ltd FZC [Member] | Maximum [Member]
Business Combination Disclosure (Details) [Line Items]
Acquisition increased percentage					52.00%
Business Combination [Member]
Business Combination Disclosure (Details) [Line Items]
Acquisition increased percentage				51.00%
Payment of tranches payable over a period		2 years